Supplemental information to the Consolidated Statement of Cash Flows	12 Months Ended
Dec. 31, 2014
Supplemental Cash Flow Information [Abstract]
Supplemental information to the Consolidated Statement of Cash Flows
Supplemental information to the Consolidated Statement of Cash Flows

Noncash investing and financing transactions that, appropriately, are not reflected in the Consolidated Statement of Cash Flows are listed below.

Noncash investing and financing transactions	Year ended Dec. 31,
(in millions)	2014	2013	2012
Transfers from loans to other assets for other real estate owned (“OREO”)	$4	$5	$7
Change in assets of consolidated VIEs	1,990	209	134
Change in liabilities of consolidated VIEs	2,462	50	96
Change in noncontrolling interests of consolidated VIEs	250	50	163